GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL [abstract]
Disclosure of goodwill

18.     GOODWILL

	December 31,
	2016	2017
	RMB	RMB

Cost	14,016	16,495
Less: accumulated impairment losses	(7,663)	(7,861)

	6,353	8,634

Impairment tests for cash-generating units containing goodwill

Goodwill is allocated to the following Group’s cash-generating units:

		December 31,
	Principal activities	2016	2017
		RMB	RMB

Sinopec Beijing Yanshan Petrochemical Branch (“Sinopec Yanshan”)	Manufacturing of intermediate petrochemical products and petroleum products	1,157	1,004
Sinopec Zhenhai Refining and Chemical Branch (“Sinopec Zhenhai”)	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Shanghai SECCO Petrochemical Company Limited (“Shanghai SECCO”)(Note 31)	Production and sale of petrochemical products	—	2,541
Sinopec (Hong Kong) Limited	Trading of petrochemical products	941	879
Multiple units without individually significant goodwill		212	167
		6,353	8,634

Goodwill represents the excess of the cost of purchase over the fair value of the underlying assets and liabilities. The recoverable amounts of the above cash-generating units are determined based on value in use calculations. These calculations use cash flow projections based on financial budgets approved by management covering a one-year period and pre-tax discount rates primarily ranging from 10.4% to 11.0%  and 10.8% to 11.4% for the years ended December 31, 2016 and 2017, respectively. Cash flows beyond the one-year period are maintained constant. Based on the estimated recoverable amount, no major impairment loss was recognized.

Key assumptions used for cash flow forecasts for these entities are the gross margin and sales volume. Management determined the budgeted gross margin based on the gross margin achieved in the period immediately before the budget period and management’s expectation on the future trend of the prices of crude oil and petrochemical products. The sales volume was based on the production capacity and/or the sales volume in the period immediately before the budget period.